Equity Incentive Plan and Stock-Based Compensation - Summary of Total Non-Cash Stock-Based Compensation Expense for All Stock Awards and Purchase Rights, Net of Forfeitures Recognized (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total non-cash stock-based compensation expense	$ 8,060	$ 6,870	$ 4,451
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total non-cash stock-based compensation expense	3,269	3,023	1,783
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total non-cash stock-based compensation expense	$ 4,791	$ 3,847	$ 2,668